Cover	12 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DARDEN RESTAURANTS, INC.
Entity Central Index Key	0000940944
Amendment Flag	false
EBP 044
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	DARDEN RESTAURANTS, INC.
Entity Central Index Key	0000940944
Amendment Flag	false